Note 12 - Stockholders' Deficit (Details) - USD ($)	6 Months Ended	12 Months Ended
	Feb. 28, 2015	Aug. 31, 2014
Common stock shares authorized	150,000,000	150,000,000
Common stock par value	$ 0.001	$ 0.001
Preferred stock shares authorized	15,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.001
Common stock shares issued	45,633,262	42,570,975
Common stock shares outstanding	45,633,262	42,570,975
Common stock and warrants granted for loan modifications	$ 8,800
Common stock issued in connection with execution of notes payable	475,275
Stock Issued During Period, Value, Issued for Services	$ 965,017
Common Stock
Common stock shares issued		26,959,829
Common Stock And Warrants Granted For Loan Modifications - Shares	10,000
Common Stock Issued In Connection With Execution Of Notes Payable - Shares	828,750
Stock Issued During Period, Shares, Issued for Services	2,223,537	2,045,163
Series B Preferred Stock
Preferred stock shares authorized	1	1
Preferred stock shares issued	1
Fair value of derivative	$ 5,975
Proceeds attributed to preferred stock issuance	$ 118,024
Series A Preferred Stock
Preferred stock shares authorized	14,999,999	14,999,999
Preferred stock shares issued